Document And Entity Information	9 Months Ended
Jun. 30, 2011
Document And Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Entity Registrant Name	SOUTHWEST IOWA RENEWABLE ENERGY, LLC
Entity Central Index Key	0001424844
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 6,902,980	$ 3,432,544	$ 7,455,084
Restricted cash	300,982	0
Accounts receivable	339,740	0	1,831,722
Accounts receivable, related party	18,420,984	23,392,670	12,396,172
Due from broker	3,609,652	2,260,015	2,108,267
Inventory	13,642,728	8,013,153	4,913,675
Derivative financial instruments, related party	0	688,039	263,688
Derivative financial instruments	141,988	0
Prepaid expenses and other	1,003,504	533,513	439,431
Total current assets	44,362,558	38,319,934	29,408,039
PROPERTY AND EQUIPMENT
Land	2,064,090	2,064,090	2,064,090
Plant, building, and equipment	203,519,090	199,771,260	197,435,327
Office and other equipment	731,527	720,529	680,145
Total Cost	206,314,707	202,555,879	200,179,562
Accumulated depreciation	(39,566,734)	(28,757,303)	(9,600,217)
Net property and equipment	166,747,973	173,798,576	190,579,345
OTHER ASSETS
Other		1,142,388
Financing costs, net of amortization of $2,243,462, $1,949,651 and $1,467,677, respectively	1,636,671	1,930,482	2,382,317
Total other assets	1,636,671	3,072,870	2,382,317
TOTAL ASSETS	212,747,202	215,191,380	222,369,701
LIABILITIES AND MEMBERS' EQUITY
Accounts payable	1,184,020	978,388	1,351,156
Accounts payable, related parties	5,098,920	2,542,055	4,297,990
Retainage payable, related party			697,770
Derivative financial instruments, related party	9,484
Derivative financial instruments		75,125
Accrued expenses	2,401,196	2,624,916	5,727,245
Accrued expenses, related parties	4,829,314	2,913,206
Current maturities of notes payable	22,370,975	18,058,574	18,215,803
Total current liabilities	35,893,909	27,192,264	30,289,964
Long Term Liabilities
Notes payable, less current maturities	127,154,773	135,868,087	130,897,350
Other	625,009	700,006	800,002
Total long term liabilities	127,779,782	136,568,093	131,697,352
Commitments and Contingencies
MEMBERS' EQUITY
Members' capital, 13,139 units issued & outstanding	76,474,111	76,474,111	76,474,111
Earnings (deficit)	(27,400,600)	(25,043,088)	(16,091,726)
Total members' equity	49,073,511	51,431,023	60,382,385
Total Liabilities and Members' Equity	$ 212,747,202	$ 215,191,380	$ 222,369,701

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Balance Sheets
Financing costs, amortization	$ 2,243,462	$ 1,949,651	$ 1,467,677
Members' capital, units issued	13,139	13,139	13,139
Members' capital, units outstanding	13,139	13,139	13,139

Statements Of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Sep. 30, 2010	Sep. 30, 2009
Statements Of Operations
Revenues	$ 94,853,474	$ 48,769,873	$ 236,555,894	$ 151,495,495	$ 207,833,200	$ 99,986,005
Cost of Goods Sold
Cost of goods sold - non hedging	87,611,198	47,942,915	214,589,874	149,866,980	205,108,935	107,137,906
Realized & unrealized hedging (gains)	5,180,771	(108,928)	13,792,563	(3,806,457)	(2,036,833)	(4,966,567)
Cost of Goods Sold	92,791,969	47,833,987	228,382,437	146,060,523	203,072,102	102,171,339
Gross Margin	2,061,505	935,886	8,173,457	5,434,972	4,761,098	(2,185,334)
General and administrative expenses	933,741	1,154,939	3,293,090	3,651,647	4,540,205	5,505,160
Operating income (loss)	1,127,764	(219,053)	4,880,367	1,783,325	220,893	(7,690,494)
Other income and (expense):
Pre-production realized and unrealized losses on derivative instruments						(656,973)
Grant						49,252
Interest income	(5,853)	(13,376)	(12,862)	(39,760)	(46,473)	(107,553)
Interest expense	(2,426,329)	(2,178,756)	(7,312,267)	(6,622,401)	(9,348,760)	(5,117,874)
Miscellaneous income	(5,550)	(11,348)	(61,526)	(128,124)	(130,032)	(633,560)
Total	(2,414,926)	(2,154,032)	(7,237,879)	(6,454,517)	(9,172,255)	(4,984,482)
Net (loss)	$ (1,287,162)	$ (2,373,085)	$ (2,357,512)	$ (4,671,192)	$ (8,951,362)	$ (12,674,976)
Weighted average units outstanding	13,139	13,139	13,139	13,139	13,139	13,139
Net (loss) per unit - basic and diluted	$ (97.96)	$ (180.61)	$ (179.43)	$ (355.52)	$ (681.28)	$ (964.68)

Statements Of Members' Equity (USD $)	Members' Capital [Member]	Earnings (Deficit) Accumulated [Member]	Total
Balance at Sep. 30, 2008	$ 76,474,111	$ (3,416,750)	$ 73,057,361
Net (loss)		(12,674,976)	(12,674,976)
Balance at Sep. 30, 2009	76,474,111	(16,091,726)	60,382,385
Net (loss)		(8,951,362)	(8,951,362)
Balance at Sep. 30, 2010	$ 76,474,111	$ (25,043,088)	$ 51,431,023

Statements Of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Sep. 30, 2010	Sep. 30, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (2,357,512)	$ (4,671,192)	$ (8,951,362)	$ (12,674,976)
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Depreciation	10,809,431	14,332,484	19,157,086	9,562,968
Amortization	293,811	361,350	481,974	493,320
Forgiveness of IDED note			(100,000)
(Increase) decrease in current assets:
Accounts receivables	4,631,946	(1,343,537)	(9,164,776)	(14,227,894)
Inventories	(5,629,575)	(6,419,397)	(3,099,478)	(4,913,675)
Prepaid expenses and other	(469,990)	(1,127,765)	(94,082)	(396,170)
Derivative financial instruments	697,523	(1,220,649)	(349,226)	(263,688)
Due from broker	(1,349,637)	470,821	(151,748)	(2,108,267)
(Decrease) in other non-current liabilities			(99,996)	(99,998)
Increase (decrease) in current liabilities:
Accounts and retainage payable	2,762,497	(611,819)	(2,826,473)	4,295,247
Derivative financial instruments	(217,112)
Accrued expenses	3,330,703	3,806,679	3,400,904	3,402,943
Net cash (used in) operating activities	12,502,085	3,576,975	(1,797,177)	(16,930,190)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(2,616,440)	(1,823,023)	(2,376,317)	(34,298,208)
Increase in other long term assets			(1,142,388)
Increase in restricted cash	(300,982)			3,289,949
Net cash (used in) investing activities	(2,917,422)	(1,823,023)	(3,518,705)	(31,008,259)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase (decrease) in other long term liabilities	(74,997)	(74,997)
Payments for financing costs		(30,138)	(30,139)	(263,501)
Proceeds from notes payable, net of refinance	10,300,000	6,980,651	13,726,754	49,119,640
Payments on notes payable	(16,339,230)	(10,319,451)	(12,403,273)	(20,000)
Net cash provided by financing activities	(6,114,227)	(3,443,935)	1,293,342	48,836,139
Net increase (decrease) in cash and cash equivalents	3,470,436	(1,689,983)	(4,022,540)	897,690
CASH AND CASH EQUIVALENTS
Beginning	3,432,544	7,455,084	7,455,084	6,557,394
Ending	6,902,980	5,765,101	3,432,544	7,455,084
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES
Interest capitalized and included in notes payable				2,049,643
Payment on Bridge loan in exchange for Negotiable Subordinated Term Note	0	0	8,773,300	27,106,079
Accrued interest included in long term debt	1,638,305	3,483,756	3,590,027
Cash paid for interest	$ 4,587,552	$ 4,431,144	$ 6,138,928	$ 3,315,018

Nature Of Business	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Nature Of Business
Nature Of Business
Note 1:  Nature of Business

Southwest Iowa Renewable Energy, LLC (the "Company"), located in Council Bluffs, Iowa, was formed in March, 2005 to construct and operate a 110 million gallon capacity ethanol plant.  The Company began producing ethanol in February 2009.  In the current fiscal year which ends September 30, 2011 ("Fiscal 2011") to date and the year ended September 30, 2010 ("Fiscal 2010"), the Company has operated at 100% of its 110 million gallon nameplate capacity.  The Company sells its ethanol, modified wet distillers grains with solubles, and corn syrup in the continental United States.  The Company sells its dried distillers grains with solubles in the continental United States, Mexico, and the Pacific Rim.

Note 1:  Nature of Business

Southwest Iowa Renewable Energy, LLC (the "Company"), located in Council Bluffs, Iowa, was formed in March, 2005 to construct and operate a 110 million gallon capacity ethanol plant.  The Company began producing ethanol in February 2009.  In Fiscal Year 2010, the Company has operated at 100% of its 110 million gallon nameplate capacity while only operating at an average of 84% of capacity during Fiscal 2009.  The Company sells its ethanol, modified wet distillers grains with solubles, and corn syrup in the continental United States.  The Company sells its dried distillers grains with solubles in the continental United States, Mexico, and the Pacific Rim.

Summary Of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Summary Of Significant Accounting Policies
Summary Of Significant Accounting Policies
Note 2:  Summary of Significant Accounting Policies

Basis of Presentation and Other Information

The balance sheet as of September 30, 2010 was derived from the Company's audited balances as of that date.  The accompanying financial statements as of and for the three and nine months ended June 30, 2011 and 2010 are unaudited and reflect all adjustments (consisting only of normal recurring adjustments) which are, in the opinion of management, necessary for a fair presentation of the financial position and operating results for the interim periods.  These unaudited financial statements and notes should be read in conjunction with the audited financial statements and notes thereto, for the year ended September 30, 2010 contained in the Company's Annual Report on Form 10-K.  The results of operations for the interim periods presented are not necessarily indicative of the results for the entire year.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from these estimates.

Cash & Cash Equivalents

The Company considers all highly liquid debt instruments purchased with a maturity of three months or less when purchased to be cash equivalents.

Restricted Cash

The Company has restricted cash used as collateral for the second Iowa Department of Economic Development ("IDED") loan.

Financing Costs

Financing costs associated with the construction and revolving loans are recorded at cost and include expenditures directly related to securing debt financing.  The Company began amortizing these costs using the effective interest method over the terms of the agreements in March, 2008.  The interest expense amortization was capitalized during the development stage as construction in progress.

Concentration of Credit Risk

The Company's cash balances are maintained in bank deposit accounts which at times may exceed federally insured limits.  The Company has not experienced any losses in such accounts.

Revenue Recognition

The Company sells ethanol and related products pursuant to marketing agreements.  Revenues are recognized when the marketing company (the "Customer") has taken title to the product, prices are fixed or determinable and collectability is reasonably assured.   The Company's products are generally shipped FOB loading point.  The Company's ethanol sales are handled through an ethanol agreement (the "Ethanol Agreement") with Bunge North America, Inc. ("Bunge").  Syrup, distillers grains and solubles, and modified wet distillers grains with solubles (co-products) are sold through a distillers grains agreement (the "DG Agreement") with Bunge, which sets the price based on the market price to third parties.  Marketing fees, agency fees, and commissions due to the marketers are paid separately from the settlement for the sale of the ethanol products and co-products and are included as a component of cost of goods sold.  Shipping and handling costs incurred by the Company for the sale of ethanol and co-products are included in cost of goods sold.

Accounts Receivable

Trade accounts receivable are recorded at original invoice amounts less an estimate made for doubtful receivables based on a review of all outstanding amounts on a monthly basis.  Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering customers' financial condition, credit history and current economic conditions.  As of June 30, 2011, management has determined no allowance is necessary.  Receivables are written off when deemed uncollectible and recoveries of receivables written off are recorded when received.

Incentive Compensation Plan

The Company established an incentive compensation plan under which employees may be awarded equity appreciation units and equity participation units.  Fair value of the awards are amortized over the vesting period set for each award.  The units outstanding at this time vest three years from the grant date.

Investment in Commodities Contracts, Derivative Instruments and Hedging Activities

The Company is exposed to certain risks related to ongoing business operations.  The primary risks that the Company manages by using forward or derivative instruments are price risk on anticipated purchases of corn and sales of ethanol.

The Company is subject to market risk with respect to the price and availability of corn, the principal raw material used to produce ethanol and ethanol co-products.  In general, rising corn prices result in lower profit margins and, therefore, represent unfavorable market conditions.  This is especially true when market conditions do not allow the Company to pass along increased corn costs to customers.  The availability and price of corn is subject to wide fluctuations due to unpredictable factors such as weather conditions, farmer planting decisions, governmental policies with respect to agriculture and international trade and global demand and supply.

Certain contracts that literally meet the definition of a derivative may be exempted from derivative accounting as normal purchases or normal sales.  Normal purchases and normal sales are contracts that provide for the purchase or sale of something other than a financial instrument or derivative instrument that will be delivered in quantities expected to be used or sold over a reasonable period in the normal course of business.  Contracts that meet the requirements of normal purchases or sales are documented as normal and exempted from the accounting and reporting requirements of derivative accounting.  Forward corn purchase contracts initiated after September 28, 2010 are not exempt from the accounting and reporting requirements of derivative accounting as the Company net settled its forward contracts.  As such, the Company no longer applies the normal purchase and sale exemption under derivative accounting for forward purchases of corn.  As of June 30, 2011, the Company is committed to purchasing 4.314 million bushels of corn on a forward contract basis resulting in a total commitment of approximately  $26,762,000.  These forward contracts had a fair value of approximately  $26,752,800 at June 30, 2011.  As of June 30, 2011, the Company is committed to sell 12,221,600 gallons of ethanol and 47,602.11 tons of distillers grains and solubles.  The forward contracts relating to ethanol and distillers grains and solubles apply the normal purchase and sale exemption and are not marked to market.

In addition, the Company enters into short-term cash, options and futures contracts as a means of managing exposure to changes in commodity prices.  The Company enters into derivative contracts to hedge the exposure to price risk as it relates to ethanol sales.  The Company maintains a risk management strategy that uses derivative instruments to minimize significant, unanticipated earnings fluctuations caused by market fluctuations.  The Company's specific goal is to protect itself from large moves in commodity costs.  All derivatives will be designated as non-hedge derivatives and the contracts will be accounted for at fair value.  Although the contracts will be effective economic hedges of specified risks, they are not designated as and accounted for as hedging instruments.

As part of its trading activity, the Company uses futures and option contracts offered through regulated commodity exchanges to reduce risk and risk of loss in the market value of inventories.  To reduce that risk, the Company generally takes positions using cash and futures contracts and options.  The gains or losses are included in revenue if the contracts relate to ethanol and cost of goods sold if the contracts relate to corn. During the nine months ended June 30, 2011 and 2010, the Company recorded a combined realized and unrealized (gain) loss of  $13,792,563 and ( $3,806,457), respectively, as a component of cost of goods sold.

The effect of derivatives on the gross margin for the three and nine months ended June 30, 2011 and 2010 is summarized below:

		Balance Sheet Classification	Number of Bushels at June 30, 2011	June 30, 2011	September 30, 2010
Derivative	Asset
	Derivative asset, related party	Current Asset	-	$-	$688,039
	Derivative liability	Current Liability	-	$-	$75,125
	Derivative liability, related party	Current Liability	4,213,542	$9,484	$-
		Current Asset	795,000	$(141,987)

	Statement of Operations Classification	Three Months Ended June 30, 2011	Three Months Ended June 30, 2010

Realized losses (gains)	Cost of Goods Sold	$4,454,204	$(375,503)
Unrealized (gains) losses	Cost of Goods Sold	726,567	266,575
Net realized and unrealized (gains) losses		$5,180,771	$(108,928)

	Statement of Operations Classification	Nine Months Ended June 30, 2011	Nine Months Ended June 30, 2010

Realized losses (gains)	Cost of Goods Sold	$13,065,996	$(2,585,808)
Unrealized (gains) losses	Cost of Goods Sold	726,567	(1,220,649)
Net realized and unrealized (gains) losses		$13,792,563	$(3,806,457)

Inventory

Inventory is stated at the lower of cost or market value using the average cost method.  Market value is based on current replacement values, except that it does not exceed net realizable values and it is not less than the net realizable values reduced by an allowance for normal profit margin.

Property and Equipment

Property and equipment are stated at cost.  Depreciation is computed using the straight-line method over the following estimated useful lives:

Buildings	40 Years

Process Equipment	10-20 Years

Office Equipment	3-7 Years

Maintenance and repairs are charged to expense as incurred; major improvements and betterments are capitalized.

Effective January 1, 2011 the Company increased its estimate of useful life on a significant portion of its processing equipment; management believes this change of estimate more closely approximates the actual life.  This change in estimate is accounted for on a prospective basis.  This change resulted in a decrease in depreciation expense, an increase to operating income, a decrease of net (loss) of approximately  $1.8 million, and a decrease in (loss) per unit of  $137 for the period ended June 30, 2011.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.   An impairment loss would be recognized when estimated undiscounted future cash flows from operations are less than the carrying value of the asset group.  An impairment loss would be measured by the amount by which the carrying value of the asset exceeds the fair value of the asset.   Management has determined that its projected future cash flows from operations exceed the carrying value of the plant and that no impairment existed at June 30, 2011.

Income Taxes

The Company has elected to be treated as a partnership for federal and state income tax purposes and generally does not incur income taxes.  Instead, the Company's earnings and losses are included in the income tax returns of the members.  Therefore, no provision or liability for federal or state income taxes has been included in these financial statements.

Management has evaluated the Company's tax positions under the Financial Accounting Standards Board ("FASB") issued guidance on accounting for uncertainty in income taxes and concluded that the Company has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of this guidance.  With few exceptions, the Company is no longer subject to income tax examinations by the U.S. Federal, state or local authorities for the years before 2007.

Net (loss) per unit

(Loss) per unit has been computed on the basis of the weighted average number of units outstanding during each period presented.

Fair value of financial instruments

The carrying amounts of cash and cash equivalents, derivative financial instruments, accounts receivable, accounts payable and accrued expenses approximate fair value due to the short term nature of these instruments.  The Company believes it is not practical to estimate the fair value of debt.

Note 2:  Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from these estimates.

Cash & Cash Equivalents

The Company considers all highly liquid debt instruments purchased with a maturity of three months or less when purchased to be cash equivalents.

Financing Costs

Financing costs associated with the construction and revolving loans are recorded at cost and include expenditures directly related to securing debt financing.  The Company began amortizing these costs using the effective interest method over the terms of the agreements in March, 2008.  The interest expense amortization was capitalized during the development stage as construction in progress.

Concentration of Credit Risk

The Company's cash balances are maintained in bank deposit accounts which at times may exceed federally-insured limits.  The Company has not experienced any losses in such accounts.

Revenue Recognition

The Company sells ethanol and related products pursuant to marketing agreements.  Revenues are recognized when the marketing company (the "Customer") has taken title to the product, prices are fixed or determinable and collectability is reasonably assured.   The Company's products are generally shipped FOB loading point.  Until August 18, 2009, ethanol sales were handled through a marketing agreement with Lansing ("Lansing"); with the conclusion of the Lansing agreement, ethanol sales are handled through an ethanol agreement (the "Ethanol Agreement") with Bunge North America, Inc. ("Bunge").  Syrup, distillers grains and solubles, and modified wet distillers grains with solubles (co-products) are sold through a distillers grains agreement (the "DG Agreement") with Bunge, which sets the price based on the market price to third parties.  Marketing fees and commissions due to the marketers are paid separately from the settlement for the sale of the ethanol products and co-products and are included as a component of cost of goods sold.  Shipping and handling costs incurred by the Company for the sale of ethanol and co-products are included in cost of goods sold.

Accounts Receivable

Trade accounts receivable are recorded at original invoice amounts less an estimate made for doubtful receivables based on a review of all outstanding amounts on a monthly basis.  Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering customers' financial condition, credit history and current economic conditions.  As of September 30, 2010, management has determined no allowance is necessary.  Receivables are written off when deemed uncollectible and recoveries of receivables written off are recorded when received.

Investment in Commodities Contracts, Derivative Instruments and Hedging Activities

The Company is exposed to certain risks related to ongoing business operations.  The primary risks that the Company manages by using forward or derivative instruments are price risk on anticipated purchases of corn and sales of ethanol.

The Company is subject to market risk with respect to the price and availability of corn, the principal raw material used to produce ethanol and ethanol co-products.  In general, rising corn prices result in lower profit margins and, therefore, represent unfavorable market conditions.  This is especially true when market conditions do not allow the Company to pass along increased corn costs to customers.  The availability and price of corn is subject to wide fluctuations due to unpredictable factors such as weather conditions, farmer planting decisions, governmental policies with respect to agriculture and international trade and global demand and supply.

Certain contracts that literally meet the definition of a derivative may be exempted from derivative accounting as normal purchases or normal sales.  Normal purchases and normal sales are contracts that provide for the purchase or sale of something other than a financial instrument or derivative instrument that will be delivered in quantities expected to be used or sold over a reasonable period in the normal course of business.  Contracts that meet the requirements of normal purchases or sales are documented as normal and exempted from the accounting and reporting requirements of derivative accounting.  Forward corn purchase contracts initiated after September 28, 2010 are not exempt from the accounting and reporting requirements of derivative accounting as the Company sullied its forward contracts.   As such, we no longer apply the normal purchase and sale exemption under derivative accounting for forward purchases of corn.  As of September 30, 2010, we are committed to purchasing 2,109,000 million bushels of corn on a forward contract basis resulting in a total commitment of approximately  $8,000,000.  These forward contracts had a fair value of approximately  $690,000 at September 30, 2010.

In addition, the Company enters into short-term cash, options and futures contracts as a means of managing exposure to changes in commodity prices.  The Company enters into derivative contracts to hedge the exposure to price risk as it relates to ethanol sales.  The Company maintains a risk management strategy that uses derivative instruments to minimize significant, unanticipated earnings fluctuations caused by market fluctuations.  The Company's specific goal is to protect the Company from large moves in commodity costs.  All derivatives will be designated as non-hedge derivatives and the contracts will be accounted for at fair value.  Although the contracts will be effective economic hedges of specified risks, they are not designated as and accounted for as hedging instruments.

As part of its trading activity, the Company uses futures and option contracts offered through regulated commodity exchanges to reduce risk and risk of loss in the market value of inventories.  To reduce that risk, the Company generally takes positions using cash and futures contracts and options.  Accordingly, any realized or unrealized gain or loss related to these derivative instruments was recorded in the statement of operations as a component of non-operating income (expense) until the plant was operational.  The gains or losses are included in revenue if the contracts relate to ethanol and cost of goods sold if the contracts relate to corn. During the twelve months ended September 30, 2010 and 2009, the Company recorded a combined realized and unrealized gain of  $2,036,803 and  $4,966,567 as a component of cost of goods sold and a  $0 and ( $160,677) loss as a component of revenue.  During the development stage, the Company recorded a combined realized and unrealized loss of ( $656,973) for the twelve months ended September 30, 2009 as a component of non-operating income.

The derivative financial instruments asset (liability) of   $688,039 (related party) and ( $75,125) at September 30, 2010 and  $263,688 at September 30, 2009 consists of 1,950,000 and 1,525,000 bushels of corn, respectively, and there were no gallons of ethanol at September 30, 2010 and September 30, 2009.   Derivatives not designated as hedging instruments at September 30, 2010 and 2009 were as follows:

	Twelve Months Ended September 30, 2010	Twelve Months Ended September 30, 2009

Increase (decrease) in expenses due to derivatives related to corn costs:

Realized	$1,423,919	$(4,702,879)
Unrealized	(612,914)	(263,688)
Total effect on cost of goods sold	(2,036,833)	(4,966,567)

Total increase (decrease) to operating income due to derivative activities	$2,036,833	$4,805,890

Inventory

Inventory is stated at the lower of cost or market value using the average cost method.  Market value is based on current replacement values, except that it does not exceed net realizable values and it is not less than the net realizable values reduced by an allowance for normal profit margin.

Property and Equipment

Property and equipment are stated at cost.  Depreciation is computed using the straight-line method over the following estimated useful lives:

Buildings	40 Years

Process Equipment	10 Years

Office Equipment	3-7 Years

Maintenance and repairs are charged to expense as incurred; major improvements and betterments are capitalized.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.   An impairment loss would be recognized when estimated undiscounted future cash flows from operations are less than the carrying value of the asset group.  An impairment loss would be measured by the amount by which the carrying value of the asset exceeds the fair value of the asset.  In accordance with Company policies, management has evaluated the plant for possible impairment based on projected future cash flows from operations.  Management has determined that its projected future undiscounted cash flows from operations exceed the carrying value of the plant and that no impairment existed at September 30, 2010.

Income Taxes

The Company has elected to be treated as a partnership for federal and state income tax purposes and generally does not incur income taxes.  Instead, the Company's earnings and losses are included in the income tax returns of the members.  Therefore, no provision or liability for federal or state income taxes has been included in these financial statements.

Management has evaluated the Company's tax positions under the Financial Accounting Standards Board issued guidance on accounting for uncertainty in income taxes and concluded that the Company has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of this guidance.  With few exceptions, the Company is no longer subject to income tax examinations by the U.S. Federal, state or local authorities for the years before 2007.

Net (loss) per unit

(Loss) per unit has been computed on the basis of the weighted average number of units outstanding during each period presented.

Fair value of financial instruments

The carrying amounts of cash and cash equivalents, derivative financial instruments, accounts receivable, accounts payable and accrued expenses approximate fair value due to the short term nature of these instruments.  The Company believes it is not practical to estimate the fair value of debt.

Inventory	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Inventory
Inventory
Note 3:  Inventory

Inventory is comprised of the following at:

	June 30, 2011	September 30, 2010

Raw materials – corn	$5,243,247	$3,796,261
Supplies and chemicals	2,204,141	1,716,922
Work in process	2,235,008	1,484,157
Finished goods	3,960,332	1,015,813
Total	$13,642,728	$8,013,153

Note 3:  Inventory

Inventory is comprised of the following at:

	September 30, 2010	September 30, 2009

Raw materials - corn	$3,796,261	$1,401,680
Supplies and chemicals	1,716,922	1,335,874
Work in process	1,484,157	1,033,185
Finished goods	1,015,813	1,142,936
Total	$8,013,153	$4,913,675

Members' Equity	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Members' Equity
Members' Equity
Note 4:                      Members' Equity

At June 30, 2011 and September 30, 2010 outstanding member units were:

A Units	8,805
B Units	3,334
C Units	1,000

The Series A, B and C unit holders all vote on certain matters with equal rights.  The Series C unit holder, as a group, has the right to elect one Board member.  The Series B unit holder has the right to elect the number of Board members that bears the same

Note 4:  Members' Equity

The Company approved and issued 687 Series A and one Series B membership units at  $6,000 per unit for proceeds totaling  $4,128,000.  The offering was closed in November 2006 with the issuance of 7,313 Series A membership units, 3,333 Series B membership units and 1,000 Series C membership units for total proceeds of  $69,876,000.  In May 2007, 25 Series A membership units were issued to a development group for its efforts to develop the project.  Additionally, in May 2007, 135 Series A membership units were issued to a related party for its organizational services.

At September 30, 2010 and September 30, 2009 outstanding member units were:

A Units	8,805
B Units	3,334
C Units	1,000

The Series A, B and C unit holders all vote on certain matters with equal rights.  The Series C unit holders as a group have the right to elect one Board member.  The Series B unit holders as a group have the right to elect the number of Board members which bears the same proportion to the total number of Directors in relation to Series B outstanding units to total outstanding units.  Series A unit holders as a group have the right to elect the remaining number of Directors not elected by the Series C and B unit holders.

On March 7, 2008, the Company obtained a bridge loan in the maximum principal amount of  $36,000,000 (the "Bridge Loan") which has no outstanding balance as of September 30, 2010.  The Company entered into a Series C Unit Issuance Agreement (the "Series C Agreement") with ICM, Inc. ("ICM") in connection with ICM's provision of a letter of credit ("LC") to secure the Company's repayment of the Bridge Loan.  Under the Series C Agreement, the Company agreed to pay ICM a fee for its issuance of the LC equal to 6% per annum of the undrawn face amount of the LC.  In the event that the LC or ICM makes any payment to Commerce Bank, N.A. (the "Bridge Lender") that reduces amounts owed by the Company under the Bridge Loan (each, a "Bridge Loan Payment"), the Series C Agreement provided that the Company immediately reimburse ICM for the amount of such Bridge Loan Payment by issuing Class C Units to ICM.

As of December 31, 2009, the Company had a bridge loan in the principal amount of  $8,650,500 (the "Bridge Loan") from Commerce Bank, N.A. (the "Bridge Lender"), which matured on June 15, 2010.  In connection with the maturity of the Bridge Loan, we entered into a Loan Satisfaction Agreement ("Loan Satisfaction Agreement") with the Bridge Lender and ICM, whereby ICM agreed to pay the Bridge Lender  $8,773,300 in full satisfaction of all principal, accrued interest, and other fees and expenses under the Bridge Loan (the "Payoff Amount").  Upon payment of the Payoff Amount, we issued a Negotiable Subordinated Term Loan Note to ICM (the "ICM Term Note").  The ICM Term Note is convertible at the option of ICM into Series C Units at a conversion price of  $3,000 per unit.  The initial principal amount of the ICM Term Note is equal to approximately  $9,970,000, which is comprised of the Payoff Amount plus  $1,196,516, the amount due to ICM under Section 4(d) of the Series C Unit Issuance Agreement, dated March 7, 2008, by and between ICM and us (as amended from time to time, the "Series C Agreement").  This amount represented a fee to ICM for providing credit support for the Bridge Loan.

Additionally, to induce ICM to agree to the ICM Term Note, the Company entered into an equity matters agreement with ICM (the "ICM Equity Agreement"), whereby ICM will (i) retain preemptive rights to purchase new securities in us and (ii) receive twenty-four percent (24%) of the proceeds received by us from a sale or issuance of membership interests or other equity interests or debt securities during such time as ICM holds Series C Units acquired upon exercise of the conversion rights granted under the ICM Term Note.  Further, upon execution of the ICM Equity Agreement, the Series C Agreement was terminated.

Bunge N.A. Holdings Inc. ("Holdings") extended to the Company a Subordinated Term Note (the "Term Note") in favor of Holdings effective August 26, 2009 in the amount of approximately  $27,107,000 and a Subordinated Revolving Credit Note (the "Revolving Note") in the amount of  $2,000,000.  The Term Note was previously used to reduce the Bridge Loan in a corresponding amount.  Holdings, at its option, may convert the Term Note to Series U Units of the Company at a per unit price of  $3,000 in satisfaction of any outstanding principal balance due to Holdings by the Company pursuant to the Term Note.

The Revolving Note is in the amount of  $10,000,000 with the aggregate principal amount not to exceed  $3,750,000 without Holdings consent.  As a result of issuance of the Term Note and Revolving Note, a prior agreement with Bunge whereby Bunge would receive Series E Units in connection with any payments made to reduce the Bridge Loan on behalf of the Company was terminated.

In connection with the ICM transaction as described above, the Company agreed to amend and restate the Term Note with Holdings, by issuing a Subordinated Term Loan Note to Holdings, to increase the principal amount of such note to  $28,106,579 (representing outstanding principal plus accrued interest through the most recent interest payment date) and to amend Holding's right to proceeds from a sale or issuance of membership interests or other equity interests or debt securities during such time as Holdings holds Series U Units (the "Holdings Term Note").

The Holdings Term Note is convertible at the option of Holdings into Series U Units at a conversion price of  $3,000 per unit.  Additionally, we amended that certain Bunge Agreement – Equity Matters Agreement with Holdings, dated August 26, 2009, by executing the First Amendment to Bunge Agreement -- Equity Matters (as amended, the "Bunge Equity Agreement") in order to maintain consistency of terms taking into account the amendments to the Holdings Term Note and ICM Loan Satisfaction Agreement.

Revolving Loan/Credit Agreements	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Revolving Loan/Credit Agreements
Revolving Loan/Credit Agreements
Note 5:                      Revolving Loan/Credit Agreements

proportion to the total number of Directors in relation to Series B outstanding units to total outstanding units.  Series A unit holders as a group have the right to elect the remaining number of Directors not elected by the Series C and B unit holders.

AgStar

The Company entered into a Credit Agreement (the "Credit Agreement") with AgStar Financial Services, PCA ("AgStar") and a group of lenders (together, the "Lenders") for  $126,000,000 senior secured debt, consisting of a  $111,000,000 construction loan and a  $15,000,000 revolving line of credit.  Borrowings under the loan include a variable interest rate based on LIBOR plus 3.65% for each advance under the Credit Agreement.  On August 1, 2009, the loan was segmented into an amortizing term facility of  $101,000,000, a term revolver of  $10,000,000 and a revolving working capital term facility of  $15,000,000.    The Credit Agreement requires compliance with certain financial and nonfinancial covenants.  As of June 30, 2011, the Company is in compliance with all required covenants. Borrowings under the Credit Agreement are collateralized by substantially all of the Company's assets.  The term credit facility of  $101,000,000 requires monthly principal payments which began on March 1, 2010.  The loan is amortized over 114 months and matures five years after the conversion date, August 1, 2014.  The term of the  $15,000,000 revolving working capital facility agreement matures on March 31, 2012. Any borrowings are subject to borrowing base restrictions as well as certain prepayment penalties.  The  $10,000,000 term revolver is interest only until maturity on August 1, 2014.

Under the terms of the Credit Agreement, the Company may draw the lesser of  $15,000,000 or 75 percent of eligible accounts receivable and eligible inventory.  As part of the revolving line of credit, the Company may request letters of credit to be issued up to a maximum of  $5,000,000 in the aggregate.    There were no outstanding letters of credit as of June 30, 2011.

As of June 30, 2011 and September 30, 2010, the outstanding balance under the Credit Agreement was  $105,271,901 and  $114,616,721 respectively.  In addition to all the other payments due under the Credit Agreement, the Company also agreed to pay, beginning at the end of the Fiscal 2010, an amount equal to 65% of the Company's Excess Cash Flow (as defined in the Credit Agreement), up to a total of  $4,000,000 per year, and  $16,000,000 over the term of the Credit Agreement.  An excess cash flow payment of  $4,000,000 for Fiscal 2010 is due and payable in four equal installments in Fiscal 2011.  Under the terms of the Credit Agreement, the remaining balance of the excess cash flow (included in the outstanding balance listed above) at June 30, 2011 was  $1,000,000, to be paid on September 30, 2011. The excess cash flow payment was modified by the Second Amendment to the Amended and Restated Credit Agreement dated June 30, 2011, whereby the Company also agreed to pay, beginning at the end of the Fiscal 2011, an amount equal to 65% of the Company's Excess Cash Flow (as defined in the Credit Agreement), up to a total of  $6,000,000 per year, and  $24,000,000 over the term of the Credit Agreement.

Note 5:                      Revolving Loan/Credit Agreements

AgStar

The Company entered into a Credit Agreement (the "Credit Agreement") with AgStar Financial Services, PCA ("AgStar") for  $126,000,000 senior secured debt, consisting of a  $111,000,000 construction loan and a  $15,000,000 revolving line of credit.  Borrowings under the loan include a variable interest rate based on LIBOR plus 3.65% for each advance under the Credit Agreement.  On August 1, 2009 the loan was segmented into an amortizing term facility of  $101,000,000, a term revolver of  $10,000,000 and a revolving working capital term facility of  $15,000,000.  On September 1, 2009, the Company elected to convert 50% of the term note into a fixed rate loan at the lender's bonds rate plus 3.25%, with a 5% floor.  The portion of the term loan not fixed and the term revolving line of credit accrues interest equal to LIBOR plus 3.45%, with a 5% floor.  The Credit Agreement requires the maintenance of certain financial and nonfinancial covenants.  Borrowings under the Credit Agreement are collateralized by substantially all of the Company's assets.  The term credit facility of  $101,000,000 beginning on March 1, 2010, requires monthly principal payments.  The loan is amortized over 114 months and matures five years after the conversion date, August 1, 2014.  The term of the  $15,000,000 revolving working capital facility agreement matures on March 31, 2011 and borrowings are subject to borrowing base restrictions as well as certain prepayment penalties.  The  $10,000,000 term revolver is interest only until maturity on August 1, 2014.

Under the terms of the Credit Agreement, the Company may draw the lesser of  $15,000,000 or 75 percent of eligible accounts receivable and eligible inventory.  As part of the revolving line of credit, the Company may request letters of credit to be issued up to a maximum of  $5,000,000 in the aggregate.  Two letters of credit are outstanding under this provision as of September 30, 2010, in favor of MidAmerica Energy Company ("MidAm"), in the amount of  $2,000,000 and in favor of the Iowa Department of Economic Development (IDED), in the amount of  $300,000.

As of September 30, 2010 and September 30, 2009, the outstanding balance under the Credit Agreement was approximately  $114,617,000 and  $111,273,000, respectively.  In addition to all other payments due under the Credit Agreement, the Company also agreed to pay, beginning at the end of the September 30, 2010 fiscal year, an amount equal to 65% of the Company's Excess Cash Flow (as defined in the Credit Agreement), up to a total of  $4,000,000 per year, and  $16,000,000 over the term of the Credit Agreement.  There was no excess cash flow due at September 30, 2010.

The Term Note due to ICM is subordinated to the Credit Agreement.  Principal and interest may be paid only after payment in full of all amounts due under the Credit Agreement.  Extension of the Term Note, in the approximate principal amount of  $9,969,816, resulted in reduction of the Bridge Loan principal and the ICM letter of credit fees in a corresponding amount.

The Term Note due to Holdings is subordinated to the Credit Agreement.  Principal and interest may be paid only after payment in full of all amounts due under the Credit Agreement.  Extension of the Term Note, in the approximate principal amount of  $27,100,000, resulted in reduction of the Bridge Loan principal in a corresponding amount.

In addition, the Company entered into the Revolving Note with Holdings, with a two-year maturity, providing for the extension of a maximum of  $10,000,000 in revolving credit.  Holdings has a commitment, subject to certain conditions, to advance up to  $3,750,000 at the Company's request under the Holdings Revolving Note while amounts exceeding  $3,750,000 may be advanced by Holdings at its discretion.  The Company is required to draw the maximum amount available under the AgStar Credit Agreement to pay any outstanding advances under the Holdings Revolving Note.

While repayment of the Revolving Note is subordinated to the Credit Agreement, the Company may make payments on the Revolving Note so long as the Company is in compliance with its borrowing base covenant and there is not a payment default under the AgStar Credit Agreement.

Notes Payable	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Notes Payable
Notes Payable
Note 6:                      Notes Payable

Notes payable consists of the following as June 30, 2011 and September 30, 2010:

	June 30, 2011	September 30, 2010
$300,000 Note payable to IDED, a non-interest bearing obligation with monthly payments of $2,500 due through the maturity date of March 2016 on the non-forgivable portion. (A)	$287,500	$-

$200,000 Note payable to IDED, a non-interest bearing obligation with monthly payments of $1,667 due through the maturity date of March 2012 on the non-forgivable portion. (A)	13,333	28,333

Note payable to affiliate Bunge N.A. Holdings Inc. ("Holdings"), bearing interest at LIBOR plus 7.50-10.5% with a floor of 3.00% (7.96% at June 30, 2011); maturity on August 31, 2014.	30,438,805	29,220,130

Note payable to affiliate ICM, Inc. ("ICM"), bearing interest at LIBOR plus 7.50-10.5% with a floor of 3.00% (7.96% at June 30, 2011); maturity on August 31, 2014.	10,481,102	10,061,472

Term facility and term revolver payable to AgStar bearing interest at LIBOR plus 4.45%, with a 6.00% floor (6.00% at June 30, 2011); maturity on August 1, 2014.	85,771,901 10,000,000	95,366,726 10,000,000

$15 million revolving working capital term facility payable to AgStar bearing interest at LIBOR plus 4.45% with a 6.00% floor (6.00% at June 30, 2011), maturing March 31, 2012.	9,500,000	9,250,000

Capital leases payable to AgStar bearing interest at 3.088% maturing May 15, 2013.	33,106	-

Revolving line of credit payable to affiliate Holdings bearing interest at LIBOR plus 7.50-10.5% with a floor of 3.00% (7.69% at June 30, 2011).	3,000,000	-
Less current maturities	149,525,748 (22,370,975)	153,926,661 (18,058,574)
Total long term debt	$127,154,773	$135,868,087

(A) The  $300,000 IDED loan is comprised of two components under the Master Contract (the "Master Contract") between the Company and IDED: i) a  $150,000, non interest-bearing component that requires monthly payments of  $2,500, which began in March, 2011 with a final payment of  $2,500 due February, 2016; and ii) a  $150,000 forgivable loan.  The Company has a  $300,000 letter of credit with regard to the  $300,000 loan (secured by a time deposit account in the same amount) to collateralize the loan.  The note under the Master Contract is collateralized by substantially all of the Company's assets, subordinate to the Credit Agreement.

Approximate aggregate maturities of notes payable as of June 30, 2011 are as follows:

Year Ended June 30,
2012		$22,370,975
2013		9,255,170
2014		9,807,839
2015 2016		108,074,264 17,500
	Total	$149,525,748

Note 6:                      Notes Payable

Notes payable consists of the following as of September 30, 2010 and September 30, 2009:

	September 30, 2010	September 30, 2009
$200,000 Note payable to Iowa Department Economic Development ("IDED") a non-interest bearing obligation with monthly payments of $1,667 due through the maturity date of March 2012 on the non-forgivable portion. (A)	$28,333	$148,333

Bridge Loan bearing interest at LIBOR plus 1.50% with a floor of 3.00% through maturity on June 15, 2010.	-	8,585,496

Note payable to affiliate Holdings, bearing interest at LIBOR plus 7.50-10.5% with a floor of 3.00% (8.16% at September 30, 2010); maturity on August 31, 2014.	29,220,130	27,106,079

Note payable to affiliate ICM, bearing interest at LIBOR plus 7.50-10.5% with a floor of 3.00% (8.16% at September 30, 2010); maturity on August 31, 2014.	10,061,472	-

Term facility and term revolver payable to AgStar bearing interest at LIBOR plus 3.45% to 3.25%, with a 5.00% floor (5.00% at September 30, 2010); maturity on August 1, 2014.	95,366,726 10,000,000	101,000,000 7,273,245

$15 million revolving working capital term facility payable to AgStar bearing interest at LIBOR plus 3.65% with a 5.00% floor (5.00% at September 30, 2010), maturing March 31, 2011.	9,250,000	3,000,000

Revolving line of credit payable to affiliate Holdings matured on December 24, 2009.	-	2,000,000
Less current maturities	153,926,661 (18,058,574)	149,113,153 (18,215,803)
Total long term debt	$135,868,087	$130,897,350

(A) The IDED debt is comprised of two components under the Master Contract (the "Master Contract") between the Company and the IDED.  The  $100,000 loan is non interest-bearing and requires monthly payments of  $1,667, which began in April 2007, with a final payment of  $1,667 due March 2012; and a  $100,000 forgivable loan.  Both notes under the Master Contract are collateralized by substantially all of the Company's assets and subordinate to the Credit Agreement.  The  $100,000 forgivable loan was forgiven upon IDED's confirmation of the creation and retention of qualifying  jobs under the Master Contract during the year ended September 30, 2010.

Approximate aggregate maturities of notes payable as of September 30, 2010 are as follows:

Year Ended September 30,
2011		$ 18,059,000
2012		9,288,000
2013		9,734,000
2014		116,846,000
	Total	$ 153,927,000

Fair Value Measurement	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Fair Value Measurement
Fair Value Measurement
Note 7:  Fair Value Measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Company used various methods including market, income and cost approaches.  Based on these approaches, the Company often utilized certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and/or the risks inherent in the inputs to the valuation technique.  These inputs can be readily observable, market corroborated, or generally unobservable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  Based on the observable inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy.

The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.  Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

    Level 1 -      Valuations for assets and liabilities traded in active markets from readily available pricing sources for market transactions involving identical assets or liabilities.

    Level 2 -      Valuations for assets and liabilities traded in less active dealer or broker markets.  Valuations are obtained from third-party pricing services for identical or similar assets or liabilities.

    Level 3-       Valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets or liabilities.

A description of the valuation methodologies used for instruments measured at fair value, including the general classifications of such instruments pursuant to the valuation hierarchy, is set below.

Derivative financial statements.  Commodity futures and exchange traded options are reported at fair value utilizing Level 1 inputs. For these contracts, the Company obtains fair value measurements from an independent pricing service.  The fair value measurements consider observable data that may include dealer quotes and live trading levels from the Chicago Mercantile Exchange ("CME") market.  Ethanol contracts are reported at fair value utilizing Level 2 inputs from third-party pricing services.  Forward purchase contracts are reported at fair value utilizing Level 2 inputs.   For these contracts, the Company obtains fair value measurements from local grain terminal values.  The fair value measurements consider observable data that may include live trading bids from local elevators and processing plants which are based off the CME market.

The following table summarizes financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2011 and September 30, 2010, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

June 30, 2011

	Total	Level 1		Level 2	Level 3
Readily marketable inventories (corn)	$5,243,247			$5,243,247
Derivative financial instruments
Corn forward contracts asset (liability)	$(9,484)	$	---	$(9,484)	$	---

Corn futures & exchange traded options asset ( liability)	$141,988			$141,988	$	---
	$5,375,751	$	---	$5,375,751	$	---

September 30, 2010

	Total	Level 1		Level 2		Level 3
Derivative financial instruments
Corn forward contracts asset (liability)	$688,039	$	---		$688,039	$	---

Corn futures & exchange traded options asset (liability)	$(75,125)		$(75,125)	$	---	$	---
	$612,914		$(75,125)		$688,039	$	---

Certain financial assets and liabilities are measured at fair value on a non-recurring basis; that is the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment.

For the quarter ending June 30, 2011, the Company evaluated the markets that it participates in for the measurement of fair value at the representative market value.  The activity that occurred on June 30, 2011 showed a significant decrease in the transaction volume  from normal activity, the indexes that were previously highly correlated with the fair values of the assets and liabilities were demonstrably uncorrelated with recent indications of fair value for those assets and liabilities.  As a result of these conditions, we concluded that transactions or quoted prices were not representative of fair value and opted to choose a fair value measurement criteria or pricing information that were more representative of the fair value of those items on June 30, 2011 based on the Company's local market pricing  on July 5, 2011.  Consequently, corn futures and exchange traded options asset (liability) transferred from Level 1 to Level 2 due to the decrease in market activity for these assets.

Note 7:  Fair Value Measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining  fair value, the Company used various methods including market, income and cost approaches.  Based on these approaches, the Company often utilized certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and/or the risks inherent in the inputs to the valuation technique.  These inputs can be readily observable, market corroborated, or generally unobservable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  Based on the observable inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy.

 The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.  Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

    Level 1 -      Valuations for assets and liabilities traded in active markets from readily available pricing sources for market transactions involving identical assets or liabilities.

    Level 2 -      Valuations for assets and liabilities traded in less active dealer or broker markets.  Valuations are obtained from third-party pricing services for identical or similar assets or liabilities.

    Level 3-       Valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets or liabilities.

A description of the valuation methodologies used for instruments measured at fair value, including the general classifications of such instruments pursuant to the valuation hierarchy, is set below.

Derivative financial statements.  Commodity futures and exchange traded options are reported at fair value utilizing Level 1 inputs. For these contracts, the Company obtains fair value measurements from an independent pricing service.  The fair value measurements consider observable data that may include dealer quotes and live trading levels from the CME market.  Ethanol contracts are reported at fair value utilizing Level 2 inputs from third-party pricing services.  Forward purchase contracts are reported at fair value utilizing Level 2 inputs.   For these contracts, the Company obtains fair value measurements from local grain terminal values.  The fair value measurements consider observable data that may include live trading bids from local elevators and processing plants which are based off the CME market.

The following table summarizes financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2010 and 2009, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Total	Level 1		Level 2		Level 3
Derivative financial instruments
Corn forward contracts asset	$688,039	$	---		$688,039	$	---

Corn futures & exchange traded options liability	$(75,125)		$(75,125)	$	---	$	---
	$612,914		$(75,125)		$688,039	$	---

	Total	Level 1	Level 2		Level 3
Derivative financial instruments

Corn futures & exchange traded options asset	$263,688	$263,688	$	---	$	---
	$263,688	$263,688	$	---	$	---

Certain financial assets and liabilities are measured at fair value on a non-recurring basis; that is the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment.

Incentive Compensation	9 Months Ended
Jun. 30, 2011
Incentive Compensation
Incentive Compensation
Note 8:                      Incentive Compensation

The Company has a unit appreciation plan which provides that the Board of Directors may make awards of equity participation units ("EPUs") to employees from time to time, subject to vesting provisions as determined for each award.   The EPUs are valued at book value. The Company had five unvested EPUs outstanding under this plan as of June 30, 2011, which will be vest three years from the date of the award.  During the nine months ended June 30, 2011 and 2010, the Company recorded compensation expense related to this plan of approximately  $3,889, and none, respectively.  As of June 30, 2011 and September 30, 2010, the Company had a liability of approximately  $3,889 and none, respectively, outstanding as deferred compensation and has approximately  $16,666 to be recognized as future compensation expense over the weighted average vesting period of approximately three years. The amount to be recognized in future years as compensation expense is estimated based on book value of the Company.  The liability under the plan is recorded at fair market value on the balance sheet based on the market price of our equity units as of September 30, 2010.

Related Party Transactions	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Related Party Transactions
Related Party Transactions
Note 9:                       Related Party Transactions

On November 1, 2006, in consideration of its agreement to invest  $20,004,000 in the Company, Bunge purchased the only Series B Units under an arrangement whereby the Company would (i) enter into various agreements with Bunge or its affiliates discussed below for management, marketing and other services, and (ii) have the right to elect a number of Series B Directors which are proportionate to the number of Series B Units owned by Bunge, as compared to all Units.  Under the Company's Third Amended and Restated Operating Agreement (the "Operating Agreement"), the Company may not, without Bunge's approval (i) issue additional Series B Units, (ii) create any additional Series of Units with rights which are superior to the Series B Units, (iii) modify the Operating Agreement to adversely impact the rights of Series B Unit holders, (iv) change its status from one which is managed by managers, or vise versa, (v) repurchase or redeem any Series B Units, (vi) take any action which would cause a bankruptcy, or (vii) approve a transfer of Units allowing the transferee to hold more than 17% of the Company's Units or to a transferee which is a direct competitor of Bunge.

The Company entered into a revolving note with Holdings dated August 26, 2009 (the "Holdings Revolving Note"), providing for the extension of a maximum of  $10,000,000 in revolving credit.  Holdings has a commitment, subject to certain conditions, to advance up to  $3,750,000 at the Company's request under the Holdings Revolving Note; amounts in excess of  $3,750,000 may be advanced by Holdings in its discretion.  Interest will accrue at the rate of 7.5 percent over six-month LIBOR.  While repayment of the Holdings Revolving Note is subordinated to the Credit Agreement, the Company may make payments on the Revolving Note so long as it is in compliance with its borrowing base covenant and there is not a payment default under the Credit Agreement. As of  June 30, 2011 and September 30, 2010, the balance outstanding was  $3,000,000 and  $0, respectively, under the Holdings Revolving Note.

In December, 2008, the Company and Bunge entered into other various agreements. Under a Lease Agreement (the "Lease Agreement"), the Company leased from Bunge a grain elevator located in Council Bluffs, Iowa, for approximately  $67,000 per month.  The lease was terminated on May 1, 2011. Expenses for the three and nine months ended June 30, 2011 were  $66,667 and  $467,063, respectively, under the Lease Agreement. Expenses for the three and nine months ended June 30, 2010 were  $200,001 and  $600,003, respectively,  under the Lease Agreement

Under the Ethanol Agreement, the Company sells Bunge all of the ethanol produced at its facility, and Bunge purchases the same, up to the facility's nameplate capacity of 110,000,000 gallons a year.  The Company pays Bunge a per-gallon fee for ethanol sold by Bunge, subject to a minimum annual fee of  $750,000 and adjusted according to specified indexes after three years.  The initial term of the agreement, which commenced August 20, 2009, is three years and it will automatically renew for successive three-year terms unless one party provides the other with notice of their election to terminate 180 days prior to the end of the term.  The Company has incurred expenses of  $621,290 and  $1,193,818 during the three and nine months ended June 30, 2011, respectively, and  $203,642 and  $533,246 during the three and nine months ended June 30, 2010, respectively, under the Ethanol Agreement.

Under a Risk Management Services Agreement effective January 1, 2009, Bunge agreed to provide the Company with assistance in managing its commodity price risks for a quarterly fee of  $75,000.  The agreement has an initial term of three years and will automatically renew for successive three year terms, unless one party provides the other notice of their election to terminate 180 days prior to the end of the term.  Expenses under this agreement for the three and nine months ended June 30, 2011 and 2010 were  $75,000 and  $225,000, respectively.

On June 26, 2009, the Company executed a Railcar Agreement with Bunge for the lease of 325 ethanol cars and 300 hopper cars which are used for the delivery and marketing of ethanol and distillers grains.  Under the Railcar Agreement, the Company leases railcars for terms lasting 120 months and continuing on a month to month basis thereafter.  The Railcar Agreement will terminate upon the expiration of all railcar leases.  Expenses under this agreement for the three and nine months ended June 30, 2011 were  $1,215,519 and  $3,639,866, respectively.   Expenses for the three and nine months ended June 30, 2010 were  $1,215,505 and  $3,646,515, respectively.

On November 12, 2010, the Company entered into a Corn Oil Agency Agreement with Bunge to market its corn oil (the "Corn Oil Agency Agreement").  The Corn Oil Agency Agreement has an initial term of three years and will automatically renew for successive three-year terms unless one party provides the other notice of their election to terminate 180 days prior to the end of the term.  Expenses under this agreement for the three and nine months ended June 30, 2011 were  $33,452 and  $59,375, respectively.   There were no expenses for the three and nine months ended June 30, 2010.

ICM

On November 1, 2006, in consideration of its agreement to invest  $6,000,000 in the Company, ICM became the sole Series C Member.  As part of ICM's agreement to invest in Series C Units, the Operating Agreement provides that the Company will not, without ICM's approval (i) issue additional Series C Units, (ii) create any additional Series of Units with rights senior to the Series C Units, (iii) modify the Operating Agreement to adversely impact the rights of Series C Unit holders, or (iv) repurchase or redeem any Series C Units.  Additionally, ICM, as the sole Series C Unit owner, is afforded the right to elect one Series C Director to the Board so long as ICM remains a Series C Member.

On June 17, 2010, the Company issued the a term note to ICM (the "ICM Term Note") in the amount of  $9,970,000, which is convertible at the option of ICM into Series C Units at a conversion price of  $3,000 per unit.  As of June 30, 2011 and September 30, 2010, there was  $10,481,102 and  $10,061,000 outstanding under the ICM Term Note, respectively, and approximately  $347,623 and  $139,000 of accrued interest due to ICM as of June 30, 2011 and September 30, 2010, respectively.

Additionally, to induce ICM to agree to the ICM Term Note, the Company entered into an equity agreement with ICM (the "ICM Equity Agreement") on June 17, 2010, whereby ICM (i) retains preemptive rights to purchase new securities in the Company, and (ii) receives 24% of the proceeds received by the Company from the issuance of equity or debt securities.

On July 13, 2010, the Company entered into a Joint Defense Agreement (the "Joint Defense Agreement") with ICM, which contemplates that the Company may purchase from ICM one or more Tricanter centrifuges (the "Centrifuges").  Because such equipment has been the subject of certain legal actions regarding potential patent infringement, the Joint Defense Agreement provides that: (i) that the parties may, but are not obligated to, share information and materials that are relevant to the common prosecution and/or defense of any such patent litigation regarding the Centrifuges (the "Joint Defense Materials"), (ii) that any such shared Joint Defense Materials will be and remain confidential, privileged and protected (unless such Joint Defense Materials cease to be privileged, protected or confidential through no violation of the Joint Defense Agreement), (iii) upon receipt of a request or demand for disclosure of Joint Defense Material to a third party, the party receiving such request or demand will consult with the party that provided the Joint Defense Materials and if the party that supplied the Joint Defense Materials does not consent to such disclosure then the other party will seek to protect any disclosure of such materials, (iv) that neither party will disclose Joint Defense Materials to a third party without a court order or the consent of the party who initially supplied the Joint Defense Materials, (v) that access to Joint Defense Materials will be restricted to each party's outside attorneys, in-house counsel, and retained consultants, (vi) that Joint Defense Materials will be stored in secured areas and will be used only to assist in prosecution and defense of the patent litigation and (vii) if there is a dispute between us and ICM, then each party waives its right to claim that the other party's legal counsel should be disqualified by reason of this the Joint Defense Agreement or receipt of Joint Defense Materials.  The Joint Defense Agreement will terminate the earlier to occur of (x) upon final resolution of all patent litigation and (y) a party providing ten (10) days advance written notice to the other party of its intent to withdraw from the Joint Defense Agreement.  No payments have been made by either party under the Joint Defense Agreement.

On August 25, 2010, the Company entered into a Tricanter Purchase and Installation Agreement (the "Tricanter Agreement") with ICM, pursuant to which ICM sold the Company a tricanter oil separation system (the "Tricanter Equipment").  In addition, ICM installed the equipment at the Company's ethanol plant in Council Bluffs, Iowa.  As of June 30, 2011 and September 30, 2010, the Company has paid  $2,592,500 and  $0, respectively, related to the Tricanter Agreement.

Note 8:                       Related Party Transactions

Bunge

On November 1, 2006, in consideration of its agreement to invest  $20,004,000 in the Company, Bunge purchased the only Series B Units under an arrangement whereby we would (i) enter into various agreements with Bunge or its affiliates discussed below for management, marketing and other services, and (ii) have the right to elect a number of Series B Directors which are proportionate to the number of Series B Units owned by Bunge, as compared to all Units.  Under the Operating Agreement, the Company may not, without Bunge's approval (i) issue additional Series B Units, (ii) create any additional Series of Units with rights which are superior to the Series B Units, (iii) modify the Operating Agreement to adversely impact the rights of Series B Unit holders, (iv) change its status from one which is managed by managers, or change back to manager management in the event the status is changed to member management, (v) repurchase or redeem any Series B Units, (vi) take any action which would cause a bankruptcy, or (vii) approve a transfer of Units allowing the transferee to hold more than 17% of our Units or to a transferee which is a direct competitor of Bunge.

Under a Series E Unit Issuance Agreement dated March 7, 2008 (the "Series E Agreement"), if Bunge made a Bridge Loan payment, the Company was required to immediately issue Series E Units to Bunge based on a Unit price that is equal to the lesser of  $3,000 or one half (1/2) of the lowest purchase price paid by any party for a Unit who acquired (or who has entered into any agreement, instrument or document to acquire) such Unit as part of any offering of Units after the date of the agreement but prior to the date of any Bridge Loan payment made by Bunge.  The Series E Agreement was terminated effective July 17, 2009.  As of September 30, 2010, accrued interest due Bunge under the Series E Agreement related to the Bridge Loan totals approximately  $2,380,000.

Holdings agreed to extend the Company a Subordinated Term Note, dated August 26, 2009 (the "Original Holdings Note"), due on August 31, 2014, repayment of which is subordinated to the Credit Agreement.  On June 23, 2010, the Company amended and restated the Original Holdings Note by issuing the Holdings Note to Holdings, which increased the principal amount of such note to  $28,107,000 (representing outstanding principal plus accrued interest through the most recent interest payment date) and amended Holding's right to proceeds from the sale or issuance of equity or debt securities during such time as Holdings holds Series U Units.  The Holdings Note is convertible into Series U Units, at the option of Holdings, at the price of  $3,000 per Unit.  Interest accrues at the rate of 7.5 percent over six-month LIBOR.  Principal and interest may be paid only after payment in full under the Credit Agreement.  As of September 30, 2010, approximately  $29,220,000 was outstanding under the Holdings Note and approximately  $404,00 of accrued interest is due Holdings.  During Fiscal 2010, we paid  $2,000,000 principal and  $33,153 interest on the Holdings Note.  No payments were made during Fiscal 2009.

On June 23, 2010, we also executed the Holdings Equity Agreement, under which Holdings (i) has preemptive rights to purchase new securities in us and (ii) receive 76% of the proceeds received by us from the issuance of equity or debt securities.

We entered into the Holdings Revolving Note dated August 26, 2009 with Holdings, providing for the extension of a maximum of  $10,000,000 in revolving credit.  Holdings has a commitment, subject to certain conditions, to advance up to  $3,750,000 at our request under the Holdings Revolving Note; amounts in excess of  $3,750,000 may be advanced by Holdings in its discretion.  Interest will accrue at the rate of 7.5 percent over six-month LIBOR.  While repayment of the Holdings Revolving Note is subordinated to the Credit Agreement, we may make payments on the Holdings Revolving Note so long as we are in compliance with its borrowing base covenant and there is not a payment default under the Credit Agreement. As of September 30, 2010, no balance was outstanding under the Holdings Revolving Note.

We entered into the DG Agreement under which Bunge pays a sales price less transportation costs, rail lease charge and a fixed rate marketing fee for the DDGS produced.  The DG Agreement commenced on February 1, 2009 and continues for ten years, when it will automatically renew for successive three-year terms unless a 180-day written notice is given of either party's election not to renew before the expiration of the initial term or the then-current renewal term.  We are required to pay a minimum annual marketing fee of  $150,000.  Beginning on February 1, 2012, the annual minimum amount and the purchase price may be adjusted.  Either party may terminate the agreement as provided in the DG Agreement.   We have incurred  $977,658 and  $467,092 of marketing expenses during Fiscal 2010 and 2009, respectively.

In October, 2006, the Company entered into an agreement with a company in which Bunge holds a membership interest, AGRI-Bunge, LLC ("AB"), to procure all grain required for the Company's ethanol plant.  The Agreement with AB has a term of ten years and automatically renews for successive three-year terms unless a 180-day written notice is given by either party.  We pay an annual minimum fee of  $675,000 under the agreement.  Expenses for Fiscal 2010 and 2009 were  $1,209,887 and  $607,565;  $4,677 of this amount is included in accrued expenses at September 30, 2010.  As of September 30, 2010, the Company has several corn cash contracts with AB, amounting to approximately 1,804,000 bushels, for a commitment of  $7,481,985 and several basis contracts representing approximately 305,000 bushels of corn.  The contracts mature on various dates through July, 2011.  Effective November 17, 2010, AB exercised a contractual right of assignment under the Supply  and Agency Agreements.  As a result, Bunge is now the successor party to AB for each of these agreements with us.

On January 30, 2008, the Company and Bunge entered into a Support Services Agreement (the "Support Services Agreement"), under which Bunge agreed to provide engineering support to the project, provide reports to AgStar and assist the Company with requests by the lender's agent.  The Company paid, in addition to Bunge's out of pocket expenses, an hourly fee of  $95 for such services.  The terms of the Support Services Agreement expired on December 31, 2008; however the agreement was continued on a month to month basis.  The Company has not incurred any expenses for the year ended September 30, 2010.  Expenses for the years ended September 30, 2009 were  $38,924, respectively.

In December, 2008, we and Bunge entered into other various agreements. Under a Lease Agreement (the "Lease Agreement"), we leased from Bunge a grain elevator located in Council Bluffs, Iowa, for approximately  $67,000 per month.  Expenses for Fiscal 2010 and 2009 were  $799,964 and  $603,474 under the Lease Agreement.  In connection with the Lease Agreement, we entered into a grain purchase agreement, under which we agreed to purchase the grain inventory at the grain elevator and the grain inventory located in our on-site storage Facility.  The Company purchased approximately 1,900,000 bushels of corn at an approximate market value of  $6,000,000 during the year ended September 30, 2009.

 Under the Ethanol Agreement, we sell Bunge all of the ethanol produced at the Facility, and Bunge purchases the same, up to the Facility's nameplate capacity of 110,000,000 gallons a year.  We pay Bunge a per-gallon fee for ethanol sold by Bunge, subject to a minimum annual fee of  $750,000 and adjusted according to specified indexes after three years.

The initial term of the agreement which commenced August 20, 2009, is three years and it will automatically renew for successive three-year terms unless one party provides the other with notice of their election to terminate 180 days prior to the end of the term.  We have incurred expenses under the Ethanol Agreement of  $773,060 and  $63,186 during Fiscal 2010 and Fiscal 2009.

Under a Risk Management Services Agreement effective January 1, 2009, Bunge agreed to provide us with assistance in managing our commodity price risks for a quarterly fee of  $75,000.  The agreement has an initial term of three years and will automatically renew for successive three year terms, unless one party provides the other notice of their election to terminate 180 days prior to the end of the term.  Expenses for Fiscal 2010 and 2009 were  $300,000 and  $225,000, respectively.

In June, 2007, we entered into an operating lease agreement with Bunge for the lease of 320 ethanol tank cars and 300 distillers grain cars.  The  lease  began in January 2009, continues  for  a  term  of  ten  years,  and  terminates  upon  the termination  of the final car lease.  On June 26, 2009, we executed the Railcar Agreement with Bunge for the lease of 325 ethanol cars and 300 hopper cars which are used for the delivery and marketing of ethanol and distillers grains.  Under the Railcar Agreement, we lease railcars for terms lasting 120 months and continuing on a month to month basis thereafter. The Railcar Agreement will terminate upon the expiration of all railcar leases.  The Railcar Agreement reflects changes as a result of Bunge's purchase and sale/leaseback of railcars from a new railcar equipment lessor other than contemplated in the 2007 Railcar Sublease Agreement (the "Railcar Sublease Agreement") between the us and Bunge.  The Railcar Agreement provides that we are a lessee rather than a sublessee as under the Railcar Sublease Agreement and that Bunge is the lessor rather than the lessee as under the Railcar Sublease Agreement.  Expenses for Fiscal 2010 and Fiscal 2009 were  $4,855,683 and   $3,655,498.

In March, 2009, we entered into an agreement with Bunge to provide an interim President / CEO.  The agreement provided for reimbursement in the annual amount of  $150,000 plus monthly expenses.  There were no expenses incurred for the year ended September 30, 2010.  Expenses for Fiscal 2009 were  $85,139.  We hired a new General Manager effective September 8, 2009 thus terminating this agreement with Bunge effective September 8, 2009.

ICM

On November 1, 2006, in consideration of its agreement to invest  $6,000,000 in us, ICM became our sole Series C Member.  As part of ICM's agreement to invest in our Series C Units, the Operating Agreement provides that we will not, without ICM's approval (i) issue additional Series C Units, (ii) create any additional Series of Units with rights senior to the Series C Units, (iii) modify the Operating Agreement to adversely impact the rights of Series C Unit holders, or (iv) repurchase or redeem any Series C Units.  Additionally, ICM, as the sole Series C Unit owner, is afforded the right to elect one Series C Director to the Board so long as ICM remains a Series C Member.

On March 7, 2008, we entered into a Series C Unit Issuance Agreement with ICM, which we subsequently amended, in order to provide ICM with the option to convert any amount due under a debt obligation which ICM is required to pay into subordinated debt, on the same terms and conditions as the ICM Note.  The Series C Issuance Agreement has since been terminated.

On September 25, 2006, we entered into the ICM Contract for a lump-sum contract price of  $118,000,000.  As of September 30, 2010 and 2009, we incurred approximately $147,656,016 and  $147,608,000 of construction costs, respectively, under the ICM Contract.  We had no retainage payable as of September 30, 2010 under the ICM Contract.

On June 23, 2010, we entered into the Loan Satisfaction Agreement with a prior lender and ICM under which ICM paid a prior debt obligation of  $8,773,300.  In connection with that agreement, we issued the ICM Note in the amount of  $9,970,000, which is convertible at the option of ICM into Series C Units at a conversion price of  $3,000 per unit.  As of September 30, 2010, there was approximately  $10,061,000 outstanding under the ICM Note and approximately  $139,000 of accrued interest due to ICM.

Additionally, to induce ICM to agree to the ICM Note, we entered into the ICM Equity Agreement on June 17, 2010, whereby ICM (i) retains preemptive rights to purchase new securities in us and (ii) receives 24% of the proceeds received by us from a sale or issuance of equity or debt securities.

On July 13, 2010, we entered into a Joint Defense Agreement (the "Joint Defense Agreement") with ICM, which contemplates that we may purchase from ICM one or more Tricanter centrifuges (the "Centrifuges").  Because such equipment has been the subject of certain legal actions regarding potential patent infringement, the Joint Defense Agreement provides as follows: (i) that the parties may, but are not obligated to, share information and materials that are relevant to the common prosecution and/or defense of any such patent litigation regarding the Centrifuges (the "Joint Defense Materials"), (ii) that any such shared Joint Defense Materials will be and remain confidential, privileged and protected (unless such Joint Defense Materials cease to be privileged, protected or confidential through no violation of the Joint Defense Agreement), (iii) upon receipt of a request or demand for disclosure of Joint Defense Material to a third party, the party receiving such request or demand will consult with the party that provided the Joint Defense Materials and if the party that supplied the Joint Defense Materials does not consent to such disclosure then the other party will seek to protect any disclosure of such materials, (iv) that neither party will disclose Joint Defense Materials to a third party without a court order or the consent of the party who initially supplied the Joint Defense Materials, (v) that access to Joint Defense Materials will be restricted to each party's outside attorneys, in-house counsel, and retained consultants, (vi) that Joint Defense Materials will be stored in secured areas and will be used only to assist in prosecution and defense of the patent litigation and (vii) if there is a dispute between us and ICM, then each party waives its right to claim that the other party's legal counsel should be disqualified by reason of this the Joint Defense Agreement or receipt of Joint Defense Materials.  The Joint Defense Agreement will terminate the earlier to occur of (i) upon final resolution of all patent litigation and (ii) a party providing ten (10) days advance written notice to the other party of its intent to withdraw from the Joint Defense Agreement.  No payments have been made by either party under the Joint Defense Agreement.

On August 25, 2010, we entered into a Tricanter Purchase and Installation Agreement (the "Tricanter Agreement") with ICM, pursuant to which ICM is selling us a tricanter oil separation system (the "Tricanter Equipment").  In addition, ICM will install the equipment at our ethanol plant in Council Bluffs, Iowa.  Once installed, the Tricanter Equipment will separate corn oil from the post-fermentation syrup stream as it leaves the evaporators of the ethanol plant. The corn oil is then routed to storage tanks, and the remaining concentrated syrup is routed to the plant's syrup tank. Depending on our end users, the corn oil can be marketed as either a feed additive or a biodiesel feedstock. Because of the process we will be utilizing, the corn oil is not viable as a food grade commodity without further processing. In the Agreement, ICM has agreed to indemnify and hold us harmless from all claims, demands, liabilities, actions, litigations, losses, damages, costs and expenses (including reasonable attorneys' fees) arising out of the infringement of adversely owned patents, copyrights or any other intellectual property rights in connection with our purchase and/or use of the Tricanter Equipment.  As of September 30, 2010, no payments have been made by either party under the Tricanter Agreement, except for a deposit which has been placed on the Tricanter Equipment and is included in other long term assets.

Commitments	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Commitments
Commitments
Note 10:                 Commitments

The Company entered into a steam contract with an unrelated party on January 1, 2009 under which the vendor agreed to provide the steam required by the Company, up to 475,000 pounds per hour. The Company agreed to pay a net energy rate for all steam provided under the contract as well as a monthly demand charge. The net energy rate is set for the first three years then adjusted each year beginning on the third anniversary date.  The steam contract will remain in effect until January 1, 2019.  Expenses under this agreement during the three and nine months ended June 30, 2011 were  $3,157,766 and  $8,056,422, respectively.  Expenses during the three and nine months ended June 30, 2010 were  $2,822,719 and  $5,438,251, respectively.

Note 9:                 Commitments

The Company has entered into a steam contract with an unrelated party under which the vendor agreed to provide the steam required by the Company, up to 475,000 pounds per hour. The Company agreed to pay a net energy rate for all steam provided under the contract as well as a monthly demand charge. The net energy rate is set for the first three years then adjusted each year beginning on the third anniversary date.  The steam contract will remain in effect until January 1, 2019.  Expenses for the year ended September 30, 2010 and 2009 were  $11,089,373 and  $3,102,363, respectively.

In April, 2008 the Company entered into a Firm Throughput Service Agreement with a natural gas supplier, an unrelated party, under which the vendor agreed to provide the gas required by the Company, up to 900 Dth per day. The Company agreed to pay the maximum reservation and commodity rates as provided under the vendor's FERC Gas Tariff as revised from time to time, as well as other additional charges. The agreement specifies an in-service date of October 1, 2008, and the term of the agreement is seven years.  Expenses for the year ended September 30, 2010 and 2009 were  $32,089 and  $60,176.

The Company has purchased 68,601 and 71,419 kilowatts of electricity for the years ended September 30, 2010 and 2009, respectively, from an unrelated party, MidAmerica Energy Company ("MidAm") under an Electric Service Contract ("Electric Contract") dated December 15, 2006.  Under the Electric Contract, the Company is allowed to install a standby generator, which would operate in the event MidAm is unable to provide us with electricity.

In the Electric Contract, the Company agreed to own and operate a 13 kV switchgear with metering bay, all distribution transformers, and all 13 kV and low voltage cable on our side of the switchgear.  The Company agreed to pay (i) a service charge of  $200 per meter, (ii) a demand charge of  $3.38 in the Summer and  $2.89 in the Winter (iii) a reactive demand charge of  $0.49/kVAR of reactive demand in excess of 50% of billing demand, (iv) an energy charge ranging from  $0.03647 to  $0.01837 per kilowatt hour, depending on the amount of usage and season, (v) tax adjustments, (vi) AEP and energy efficiency cost recovery adjustments, and (vii) a CNS capital additions tracker.  These rates only apply to the primary voltage electric service provided under the Electric Contract.  The electric service will continue at these prices for up to 60 months, but in any event will terminate on June 30, 2012.  The pricing under the Electric Contract is based on the assumptions that we will have an average billing demand of 7,300 kilowatts per month and that we will average an 85% load factor over a 12 month period.  If these assumptions are not met, the Company will pay the most applicable tariff rate.  Additionally, at any time, we may elect to be charged under one of MidAm's electric tariffs.

In January, 2007, the Company entered into an agreement with an unrelated party, Iowa Interstate Railroad, LTD, to provide the transportation of the Company's commodities from Council Bluffs, Iowa to an agreed upon customer location.   The agreement commenced on December 1, 2007 and continues for five years and will automatically renew for additional one year periods unless cancelled by either party.  The Company agreed to pay a mutually agreed upon rate per car.  Expenses for the year ended September 30, 2010 and 2009 were approximately $735,884 and  $855,737, of which approximately  $15,508 was included in accounts payable.

In August, 2008, the Company entered into an agreement with an unrelated party which establishes terms governing the Company's purchase of natural gas.  The agreement commenced in August, 2008 and has a term of two years.  The agreement was renewed in the spring of 2010 for an additional one year period.  The Company has incurred expenses of  $3,135,678 and  $4,318,072, for the year ended September 30, 2010 and 2009.

The Company leases certain equipment, vehicles, and operating facilities under non-cancellable operating leases that expire on various dates through 2017.  The future minimum lease payments required under these leases are approximately  $5,963,912 in 2011,  $5,178,902 in 2012,  $5,535,193 in 2013,  $5,398,689 in 2014,  $5,398,107 in 2015 and  $18,041,354 thereafter.  Rent expense related to operating leases for the years ended September 30, 2010 and 2009 was  $5,937,612 and  $4,700,000, respectively.

Major Customers	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Major Customers
Major Customers
Note 11:                        Major Customers

On August 20, 2009, the Company entered into the Ethanol Agreement for marketing, selling, and distributing all of the ethanol and distillers grains with solubles produced by the Company.  The Company has expensed  $763,087 and  $1,349,325 in marketing fees under this agreement for the three and nine months ended June 30, 2010, respectively.  During the three and nine months ended June 30, 2011, the Company expensed  $1,071,009 and  $2,420,334, respectively, for marketing fees. Revenues with this customer were  $92,829,446 and  $233,021,595, respectively, for the three and nine months ended June 30, 2011.   Revenues with this customer were  $48,769,873 and  $151,495,495, respectively, for the three and nine months ended June 30, 2010.  Trade accounts receivable due from this customer were  $18,420,984 and  $23,392,670 at June 30, 2011 and September 30, 2010, respectively.

Note 10:                        Major Customers

The Company had an agreement with an unrelated entity and major customer for marketing, selling, and distributing all of the ethanol produced by the Company.   This agreement was terminated effective August 19, 2009.  The Company expensed  $108,181 in marketing fees for the year ended September 30, 2009.  Revenues with this customer were  $65,877,348 for the year ended September 30, 2009.  There were no trade accounts receivable due from this customer at September 30, 2009.

The Company had an agreement with a related entity and major customer for marketing, selling, and distributing all of the ethanol, and distillers grains with solubles produced by the Company.   The marketing agreement had an effective date of August 20, 2009.  The Company has expensed  $773,060 and  $76,411 in marketing fees for the years ended September 30, 2010 and 2009.  Revenues with this customer were  $207,833,200 and  $34,269,334 for the years ended September 30, 2010 and 2009 respectively.  Trade accounts receivable due from this customer were  $23,392,670 and  $12,396,172 at September 30, 2010 and 2009.

Contingent Liability	9 Months Ended
Jun. 30, 2011
Contingent Liability
Contingent Liability
Note 12:                        Contingent Liability

On March 24, 2011, the Company received a letter from the Environmental Protection Agency (the "EPA") alleging violations of environmental regulations which could lead to the imposition of a civil penalty.  In the letter, EPA offered the Company an opportunity to negotiate a resolution of the matter.  The Company and EPA are currently attempting to negotiate a resolution and, to that end, the Company will be providing additional information to the EPA regarding the alleged violations.  Based on the information available as of June 30, 2011, the Company established a reserve of  $100,000 in anticipation of the potential for assessment of a civil penalty in this matter. The violations alleged in the letter have been addressed and the Company is aware of no ongoing violations with respect to the matters addressed in the letter.